Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenue	$ 94,475	594,619	629,022	432,736
Cost of revenues	(48,786)	(307,056)	(197,619)	(131,193)
Gross profit	45,689	287,563	431,403	301,543
Selling, marketing and administrative expenses	(41,528)	(261,373)	(151,724)	(84,545)
Other operating income, net	677	4,261	3,662	1,480
Income from operations	4,838	30,451	283,341	218,478
Interest expenses				(147)
Interest income	875	5,507	2,340	864
Foreign currency exchange loss	(2,169)	(13,651)	(1,486)	(576)
Other (expenses) / income ,net	412	2,597	(467)	(195)
Income from continuing operations before income tax	3,956	24,904	283,728	218,424
Income tax	(2,804)	(17,649)	(74,088)	(53,968)
Income from continuing operations	1,152	7,255	209,640	164,456
Loss from discontinued operations, net			(20,054)	(12,039)
Net income	1,152	7,255	189,586	152,417
Add: Net loss attributable to non-controlling interest	40	250
Net income attributable to SYSWIN Inc.'s ordinary shareholders	1,192	7,505	189,586	152,417
Amount attributable to SYSWIN Inc.'s ordinary shareholders
Income from continuing operations	1,192	7,505	209,640	164,456
Loss from discontinued operations, net			(20,054)	(12,039)
Net income attributable to SYSWIN Inc.'s ordinary shareholders	$ 1,192	7,505	189,586	152,417
Income per share from continuing operations attributable to SYSWIN Inc.'s ordinary shareholders, basic and diluted (in RMB and USD per share)	$ 0.01	0.04	1.32	1.06
Loss per share from discontinued operations, net attributable to SYSWIN Inc.'s ordinary shareholders, basic and diluted (in RMB and USD per share)			(0.13)	(0.08)
Net income attributable to SYSWIN Inc.'s ordinary shareholders per share, basic and diluted (in RMB and USD per share)	$ 0.01	0.04	1.19	0.98
Weighted average number of ordinary shares used in calculating income per share, basic (in shares)	193,275,000	193,275,000	158,872,808	154,875,000
Weighted average number of ordinary shares used in calculating income per share, diluted (in shares)	193,275,000	193,275,000	158,872,808	154,875,000